Accrued Separation Costs	9 Months Ended
Sep. 30, 2018
Payables and Accruals [Abstract]
Accrued Separation Costs

NOTE 6 –ACCRUED SEPARATION COSTS

On August 9, 2016, the Company entered into a separation agreement with an employee to pay $118,635 of accrued compensation over nine-years. This amount is included in accrued payroll and payroll related expenses in the accompanying balance sheets. This amount does not yield interest and matures as follows for the twelve-months ended September 30:

2019	$9,000
2020	9,000
2021	11,250
2022	12,000
2023	16,500
Thereafter	46,135
103,885
Less current portion	(9,000)
$94,885